UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/21

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2021
Semiannual Report
to Shareholders
DWS Equity 500 Index Fund

Contents
DWS Equity 500 Index Fund
4	Letter to Shareholders
5	Performance Summary
6	Portfolio Manager
7	Portfolio Summary
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
21	Information About Your Fund’s Expenses
Deutsche DWS Equity 500Index Portfolio
24	Investment Portfolio
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statements of Changes in Net Assets
46	Financial Highlights
47	Notes to Financial Statements
54	Liquidity Risk Management
55	Advisory Agreement Board Considerations and Fee Evaluation
60	Account Management Resources
62	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Equity 500 Index Fund

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI” ), and has been licensed for use by DWS Investment Management Americas, Inc. (“DIMA” ). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P” ); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones” ); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
DWS Equity 500 Index Fund	| 3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains positive overall, buoyed by progress in the handling of the pandemic, good corporate earnings and support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation has come back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and, most recently, sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. Together with pent-up demand for many goods, especially in services, this is likely to increase inflationary pressure this year, before it then subsides as economic activity returns to a more typical level.
Whether central banks will be able to leave interest rates at their current low levels is another critical question for the markets this year. Again, our CIO Office believes that government bond yields are likely to rise only temporarily this year.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4 |	DWS Equity 500 Index Fund

Performance Summary	June 30, 2021 (Unaudited)
Class R6	6-Month ‡	1-Year	Life of Class*
Average Annual Total Returns as of 6/30/21
No Sales Charges	15.14%	40.54%	17.13%
S&P 500® Index†	15.25%	40.79%	17.23%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/21
No Sales Charges	15.11%	40.47%	17.38%	14.53%
S&P 500® Index†	15.25%	40.79%	17.65%	14.84%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/21
No Sales Charges	15.14%	40.54%	17.44%	14.59%
S&P 500® Index†	15.25%	40.79%	17.65%	14.84%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.23%, 0.36% and 0.29% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
DWS Equity 500 Index Fund	| 5

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.
The minimum initial investment for the Institutional Class is $1,000,000.
Performance of other share classes will vary based on the fee structure of those classes.
*	Class R6 shares commenced operations on March 31, 2017.
†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
‡	Total returns shown for periods less than one year are not annualized.
	Class R6	Class S	Institutional Class
Net Asset Value
6/30/21	$217.09	$212.41	$217.13
12/31/20	$192.26	$188.17	$192.30
Distribution Information as of 6/30/21
Income Dividends, Six Months	$ 1.40	$ 1.32	$ 1.40
Capital Gain Distributions	$ 2.76	$ 2.76	$ 2.76
Portfolio Manager
Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.
Portfolio Manager of the Fund. Began managing the Fund in 2007.
—
Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.
6 |	DWS Equity 500 Index Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/21	12/31/20
Information Technology	27%	28%
Health Care	13%	13%
Consumer Discretionary	12%	13%
Financials	11%	10%
Communication Services	11%	11%
Industrials	9%	8%
Consumer Staples	6%	7%
Energy	3%	2%
Materials	3%	3%
Real Estate	3%	2%
Utilities	2%	3%
	100%	100%

DWS Equity 500 Index Fund	| 7

Ten Largest Equity Holdings at June 30, 2021 (28.2% of Net Assets)
1 Apple, Inc.	5.8%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2 Microsoft Corp.	5.5%
Develops, manufactures, licenses, sells and supports software products
3 Amazon.com, Inc.	4.0%
Online retailer offering a wide range of products
4 Alphabet, Inc.	3.9%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
5 Facebook, Inc.	2.3%
Operator of social networking Web site
6 Berkshire Hathaway, Inc.	1.4%
Holding company of insurance business and a variety of other businesses
7 Tesla, Inc.	1.4%
Designs, manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
8 NVIDIA Corp.	1.4%
Designs, develops and markets three dimensional (3D) graphic processors
9 JPMorgan Chase & Co.	1.3%
Provider of global financial services
10 Johnson & Johnson	1.2%
Provider of health care products
Portfolio holdings and characteristics are subject to change.
DWS Equity 500 Index Fund (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2021 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.
For more complete details about the Portfolio’s investment portfolio, see page 24. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 60 for contact information.
8 |	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$ 645,163,991
Receivable for Fund shares sold	233,699
Other assets	35,917
Total assets	645,433,607
Liabilities
Payable for Fund shares redeemed	83,445
Accrued Trustees' fees	1,567
Other accrued expenses and payables	175,256
Total liabilities	260,268
Net assets, at value	$ 645,173,339
Net Assets Consist of
Distributable earnings (loss)	572,064,953
Paid-in capital	73,108,386
Net assets, at value	$ 645,173,339
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($8,140,530 ÷ 37,498 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 217.09
Class S
Net Asset Value, offering and redemption price per share ($319,333,604 ÷ 1,503,380 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 212.41
Institutional Class
Net Asset Value, offering and redemption price per share ($317,699,205 ÷ 1,463,186 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 217.13
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index Fund	| 9

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $22,264)	$ 4,429,400
Interest	220
Income distributions — DWS Central Cash Management Government Fund	860
Securities lending income, net of borrower rebates	5,190
Expenses	(296,076)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	4,139,594
Expenses:
Administration fee	297,465
Services to shareholders	281,869
Professional fees	26,544
Reports to shareholders	24,043
Registration fees	26,807
Trustees' fees and expenses	1,928
Other	4,468
Total expenses before expense reductions	663,124
Expense reductions	(267,852)
Total expenses after expense reductions	395,272
Net investment income	3,744,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	20,311,785
Futures	1,477,459
21,789,244
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	61,671,553
Futures	(11,030)
61,660,523
Net gain (loss)	83,449,767
Net increase (decrease) in net assets resulting from operations	$ 87,194,089
The accompanying notes are an integral part of the financial statements.
10 |	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 3,744,322	$ 9,315,235
Net realized gain (loss)	21,789,244	54,515,314
Change in net unrealized appreciation (depreciation)	61,660,523	31,272,400
Net increase (decrease) in net assets resulting from operations	87,194,089	95,102,949
Distributions to shareholders:
Class R6	(153,489)	(1,247,845)
Class S	(6,077,491)	(59,674,017)
Institutional Class	(6,008,584)	(49,870,833)
Total distributions	(12,239,564)	(110,792,695)
Fund share transactions:
Proceeds from shares sold	39,292,488	108,706,287
Reinvestment of distributions	11,670,135	105,844,743
Payments for shares redeemed	(91,811,192)	(215,549,274)
Net increase (decrease) in net assets from Fund share transactions	(40,848,569)	(998,244)
Increase (decrease) in net assets	34,105,956	(16,687,990)
Net assets at beginning of period	611,067,383	627,755,373
Net assets at end of period	$645,173,339	$ 611,067,383

The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index Fund	| 11

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/21	Years Ended December 31,			Period Ended
	(Unaudited)	2020	2019	2018	12/31/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$192.26	$198.17	$172.91	$220.83	$221.70
Income (loss) from investment operations:
Net investment income[b]	1.28	3.17	3.55	4.09	3.10
Net realized and unrealized gain (loss)	27.71	29.98	49.27	(12.67) [c]	28.65
Total from investment operations	28.99	33.15	52.82	(8.58)	31.75
Less distributions from:
Net investment income	(1.40)	(3.20)	(3.44)	(3.78)	(3.08)
Net realized gains	(2.76)	(35.86)	(24.12)	(35.56)	(29.54)
Total distributions	(4.16)	(39.06)	(27.56)	(39.34)	(32.62)
Net asset value, end of period	$217.09	$192.26	$198.17	$172.91	$220.83
Total Return (%)	15.14 d*	18.05 [d]	31.21 [d]	(4.23) [c]	14.62 d*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	7	5	4.01
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.22 **	.23	.24	.23	.43 **
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.23	.23	.24 **
Ratio of net investment income (%)	1.25 **	1.64	1.80	1.82	1.80 **
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	4	3	3	6 [e]
[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
12 |	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class S
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$188.17	$194.65	$170.17	$217.91	$207.59	$207.73
Income (loss) from investment operations:
Net investment income[a]	1.19	3.03	3.40	3.80	3.90	4.10
Net realized and unrealized gain (loss)	27.13	29.40	48.47	(12.38) [b]	39.77	19.82
Total from investment operations	28.32	32.43	51.87	(8.58)	43.67	23.92
Less distributions from:
Net investment income	(1.32)	(3.05)	(3.27)	(3.60)	(3.81)	(4.06)
Net realized gains	(2.76)	(35.86)	(24.12)	(35.56)	(29.54)	(20.00)
Total distributions	(4.08)	(38.91)	(27.39)	(39.16)	(33.35)	(24.06)
Net asset value, end of period	$212.41	$188.17	$194.65	$170.17	$217.91	$207.59
Total Return (%)[c]	15.11 *	17.99	31.14	(4.27) [b]	21.42	11.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	319	325	331	329	409	416
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.35 **	.36	.39	.34	.37	.36
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25 **	.25	.28	.29	.29	.30
Ratio of net investment income (%)	1.20 **	1.61	1.75	1.71	1.75	1.94
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	4	3	3	6	3
[a]	Based on average shares outstanding during the period.
[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Equity 500 Index Fund	| 13

DWS Equity 500 Index Fund — Institutional Class
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$192.30	$198.20	$172.92	$220.85	$210.06	$209.98
Income (loss) from investment operations:
Net investment income[a]	1.27	3.19	3.56	3.94	4.06	4.26
Net realized and unrealized gain (loss)	27.72	29.97	49.27	(12.55) [b]	40.24	20.03
Total from investment operations	28.99	33.16	52.83	(8.61)	44.30	24.29
Less distributions from:
Net investment income	(1.40)	(3.20)	(3.43)	(3.76)	(3.97)	(4.21)
Net realized gains	(2.76)	(35.86)	(24.12)	(35.56)	(29.54)	(20.00)
Total distributions	(4.16)	(39.06)	(27.55)	(39.32)	(33.51)	(24.21)
Net asset value, end of period	$217.13	$192.30	$198.20	$172.92	$220.85	$210.06
Total Return (%)[c]	15.14 *	18.05	31.21	(4.23) [b]	21.48	11.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	318	279	291	217	335	374
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.27 **	.29	.27	.33	.30	.28
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.23	.24	.24	.25
Ratio of net investment income (%)	1.25 **	1.66	1.80	1.75	1.80	1.99
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	4	3	3	6	3
[a]	Based on average shares outstanding during the period.
[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
14 |	DWS Equity 500 Index Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2021, the Fund owned approximately 34% of the Portfolio.
The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an
DWS Equity 500 Index Fund	| 15

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification
16 |	DWS Equity 500 Index Fund

clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.	Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2021 through April 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%
DWS Equity 500 Index Fund	| 17

For the six months ended June 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$ 928
Class S	157,249
Institutional Class	109,675
$ 267,852
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $297,465, of which $50,979 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DSC was as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class R6	$ 63	$ 16
Class S	11,283	3,577
Institutional Class	783	288
	$ 12,129	$ 3,881
In addition, for the six months ended June 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$ 188,459
Institutional Class	75,554
$ 264,013
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the
18 |	DWS Equity 500 Index Fund

six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,451, of which $460 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	2,431	$ 501,970	8,132	$ 1,540,378
Class S	56,890	11,415,975	247,055	43,226,674
Institutional Class	132,336	27,374,543	339,951	63,939,235
		$ 39,292,488		$ 108,706,287
Shares issued to shareholders in reinvestment of distributions
Class R6	701	$ 148,245	6,448	$ 1,209,076
Class S	28,964	5,995,012	321,874	59,037,021
Institutional Class	26,123	5,526,878	243,528	45,598,646
		$ 11,670,135		$ 105,844,743
Shares redeemed
Class R6	(2,991)	$ (621,817)	(4,388)	$ (872,405)
Class S	(310,211)	(61,424,446)	(543,819)	(101,708,742)
Institutional Class	(144,974)	(29,764,929)	(601,766)	(112,968,127)
		$ (91,811,192)		$ (215,549,274)
Net increase (decrease)
Class R6	141	$ 28,398	10,192	$ 1,877,049
Class S	(224,357)	(44,013,459)	25,110	554,953
Institutional Class	13,485	3,136,492	(18,287)	(3,430,246)
		$ (40,848,569)		$ (998,244)
D.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market
DWS Equity 500 Index Fund	| 19

volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
20 |	DWS Equity 500 Index Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds.
Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Equity 500 Index Fund	| 21

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2021 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/21	$1,151.40	$1,151.10	$1,151.40
Expenses Paid per $1,000**	$ 1.07	$ 1.33	$ 1.07
Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/21	$1,023.80	$1,023.55	$1,023.80
Expenses Paid per $1,000**	$ 1.00	$ 1.25	$ 1.00
*	Expenses include amounts allocated proportionally from the master portfolio.
**	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.20%	.25%	.20%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
22 |	DWS Equity 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)
Deutsche DWS Equity 500 Index Portfolio	| 23

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 98.5%
Communication Services 11.0%
Diversified Telecommunication Services 1.2%
AT&T, Inc. (a)	366,684	10,553,166
Lumen Technologies, Inc.	51,573	700,877
Verizon Communications, Inc.	212,640	11,914,219
		23,168,262
Entertainment 1.9%
Activision Blizzard, Inc.	39,809	3,799,371
Electronic Arts, Inc.	14,680	2,111,424
Live Nation Entertainment, Inc.* (a)	7,307	640,020
Netflix, Inc.*	22,774	12,029,454
Take-Two Interactive Software, Inc.*	5,981	1,058,757
Walt Disney Co.*	93,315	16,401,978
		36,041,004
Interactive Media & Services 6.4%
Alphabet, Inc. “A” *	15,442	37,706,121
Alphabet, Inc. “C” * (a)	14,635	36,679,993
Facebook, Inc. “A” *	123,086	42,798,233
Twitter, Inc.*	40,914	2,815,293
		119,999,640
Media 1.3%
Charter Communications, Inc. “A” * (a)	7,069	5,099,930
Comcast Corp. “A”	235,802	13,445,430
Discovery, Inc. “A” * (a)	8,658	265,627
Discovery, Inc. “C” * (a)	15,502	449,248
DISH Network Corp. “A” *	13,008	543,734
Fox Corp. “A”	16,794	623,561
Fox Corp. “B”	7,728	272,026
Interpublic Group of Companies, Inc.	20,462	664,810
News Corp. “A” (a)	19,680	507,154
News Corp. “B”	5,883	143,251
Omnicom Group, Inc. (a)	11,007	880,450
ViacomCBS, Inc. “B”	31,098	1,405,630
		24,300,851
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.* (a)	30,049	4,351,997
The accompanying notes are an integral part of the financial statements.
24 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Consumer Discretionary 12.1%
Auto Components 0.2%
Aptiv PLC*	13,836	2,176,818
BorgWarner, Inc. (a)	12,199	592,139
		2,768,957
Automobiles 1.8%
Ford Motor Co.*	201,713	2,997,455
General Motors Co.*	65,842	3,895,871
Tesla, Inc.* (a)	39,605	26,919,519
		33,812,845
Distributors 0.1%
Genuine Parts Co.	7,492	947,513
LKQ Corp.*	14,138	695,872
Pool Corp.	2,040	935,667
		2,579,052
Hotels, Restaurants & Leisure 1.7%
Caesars Entertainment, Inc.*	10,590	1,098,712
Carnival Corp.*	41,621	1,097,130
Chipotle Mexican Grill, Inc.* (a)	1,449	2,246,443
Darden Restaurants, Inc.	6,784	990,396
Domino’s Pizza, Inc. (a)	1,995	930,648
Hilton Worldwide Holdings, Inc.*	14,174	1,709,668
Las Vegas Sands Corp.*	17,068	899,313
Marriott International, Inc. “A” *	13,621	1,859,539
McDonald’s Corp.	38,307	8,848,534
MGM Resorts International	20,942	893,176
Norwegian Cruise Line Holdings Ltd.* (a)	19,093	561,525
Penn National Gaming, Inc.*	7,507	574,210
Royal Caribbean Cruises Ltd.* (a)	11,432	974,921
Starbucks Corp.	60,489	6,763,275
Wynn Resorts Ltd.*	5,313	649,780
Yum! Brands, Inc.	15,227	1,751,562
		31,848,832
Household Durables 0.4%
D.R. Horton, Inc.	16,711	1,510,173
Garmin Ltd.	7,742	1,119,803
Leggett & Platt, Inc.	6,919	358,473
Lennar Corp. “A”	14,149	1,405,703
Mohawk Industries, Inc.*	3,098	595,405
Newell Brands, Inc.	19,210	527,699
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 25

	Shares	Value ($)
NVR, Inc.*	175	870,327
PulteGroup, Inc.	13,917	759,451
Whirlpool Corp.	3,195	696,574
		7,843,608
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*	22,022	75,759,203
Booking Holdings, Inc.*	2,108	4,612,494
eBay, Inc.	33,030	2,319,036
Etsy, Inc.*	6,565	1,351,340
Expedia Group, Inc.* (a)	7,254	1,187,552
		85,229,625
Leisure Products 0.0%
Hasbro, Inc.	6,513	615,609
Multiline Retail 0.5%
Dollar General Corp.	12,130	2,624,811
Dollar Tree, Inc.*	11,895	1,183,553
Target Corp.	25,418	6,144,547
		9,952,911
Specialty Retail 2.2%
Advance Auto Parts, Inc.	3,349	687,014
AutoZone, Inc.*	1,108	1,653,380
Best Buy Co., Inc.	11,444	1,315,831
CarMax, Inc.* (a)	8,369	1,080,857
Home Depot, Inc.	54,612	17,415,221
L Brands, Inc.	12,021	866,233
Lowe’s Companies, Inc.	36,298	7,040,723
O’Reilly Automotive, Inc.*	3,577	2,025,333
Ross Stores, Inc.	18,277	2,266,348
The Gap, Inc. (a)	10,491	353,022
TJX Companies, Inc.	61,853	4,170,129
Tractor Supply Co.	6,005	1,117,290
Ulta Beauty, Inc.*	2,805	969,885
		40,961,266
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	18,416	343,827
NIKE, Inc. “B”	65,425	10,107,508
PVH Corp.*	3,737	402,064
Ralph Lauren Corp.	2,550	300,416
Tapestry, Inc.*	14,159	615,633
Under Armour, Inc. “A” *	9,570	202,405
The accompanying notes are an integral part of the financial statements.
26 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Under Armour, Inc. “C” * (a)	10,698	198,662
VF Corp.	16,601	1,361,946
		13,532,461
Consumer Staples 5.8%
Beverages 1.4%
Brown-Forman Corp. “B”	9,505	712,305
Coca-Cola Co.	199,034	10,769,730
Constellation Brands, Inc. “A”	8,737	2,043,497
Molson Coors Beverage Co. “B” * (a)	9,788	525,518
Monster Beverage Corp.*	19,135	1,747,982
PepsiCo, Inc.	71,091	10,533,553
		26,332,585
Food & Staples Retailing 1.3%
Costco Wholesale Corp. (a)	22,698	8,980,918
Kroger Co.	39,037	1,495,507
Sysco Corp. (a)	26,174	2,035,029
Walgreens Boots Alliance, Inc. (a)	36,815	1,936,837
Walmart, Inc.	70,505	9,942,615
		24,390,906
Food Products 0.9%
Archer-Daniels-Midland Co.	28,805	1,745,583
Campbell Soup Co.	10,294	469,304
Conagra Brands, Inc. (a)	24,609	895,275
General Mills, Inc.	31,471	1,917,528
Hormel Foods Corp. (a)	14,403	687,743
J M Smucker Co. (a)	5,509	713,801
Kellogg Co.	12,995	835,968
Kraft Heinz Co.	33,199	1,353,855
Lamb Weston Holdings, Inc.	7,479	603,256
McCormick & Co., Inc. (a)	12,986	1,146,924
Mondelez International, Inc. “A”	72,089	4,501,237
The Hershey Co.	7,505	1,307,221
Tyson Foods, Inc. “A”	15,243	1,124,324
		17,302,019
Household Products 1.3%
Church & Dwight Co., Inc.	12,553	1,069,767
Clorox Co. (a)	6,380	1,147,826
Colgate-Palmolive Co.	43,677	3,553,124
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 27

	Shares	Value ($)
Kimberly-Clark Corp.	17,307	2,315,330
Procter & Gamble Co. (a)	125,769	16,970,011
		25,056,058
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	11,911	3,788,651
Tobacco 0.7%
Altria Group, Inc.	94,975	4,528,408
Philip Morris International, Inc.	79,991	7,927,908
		12,456,316
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co. (a)	37,713	862,496
Halliburton Co.	45,759	1,057,948
NOV, Inc.* (a)	19,464	298,189
Schlumberger NV	71,543	2,290,091
		4,508,724
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	19,850	429,356
Cabot Oil & Gas Corp. (a)	20,100	350,946
Chevron Corp.	99,277	10,398,273
ConocoPhillips	69,496	4,232,306
Devon Energy Corp.	30,064	877,568
Diamondback Energy, Inc.	9,316	874,679
EOG Resources, Inc.	29,962	2,500,029
Exxon Mobil Corp.	217,487	13,719,080
Hess Corp. (a)	13,954	1,218,463
Kinder Morgan, Inc. (a)	99,321	1,810,622
Marathon Oil Corp.	39,685	540,510
Marathon Petroleum Corp.	32,727	1,977,365
Occidental Petroleum Corp. (a)	43,722	1,367,187
ONEOK, Inc.	22,866	1,272,264
Phillips 66	22,631	1,942,193
Pioneer Natural Resources Co. (a)	11,945	1,941,301
Valero Energy Corp.	20,911	1,632,731
Williams Companies, Inc.	62,699	1,664,659
		48,749,532
Financials 11.1%
Banks 4.2%
Bank of America Corp.	387,543	15,978,398
Citigroup, Inc.	106,187	7,512,730
The accompanying notes are an integral part of the financial statements.
28 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Citizens Financial Group, Inc.	21,652	993,177
Comerica, Inc.	7,207	514,147
Fifth Third Bancorp.	36,134	1,381,403
First Republic Bank	8,973	1,679,477
Huntington Bancshares, Inc.	75,357	1,075,345
JPMorgan Chase & Co.	155,569	24,197,202
KeyCorp.	49,674	1,025,768
M&T Bank Corp. (a)	6,527	948,438
People’s United Financial, Inc.	22,417	384,227
PNC Financial Services Group, Inc.	21,842	4,166,580
Regions Financial Corp.	48,811	985,006
SVB Financial Group*	2,765	1,538,529
Truist Financial Corp.	69,067	3,833,219
U.S. Bancorp.	69,658	3,968,416
Wells Fargo & Co.	212,721	9,634,134
Zions Bancorp. NA	8,256	436,412
		80,252,608
Capital Markets 3.0%
Ameriprise Financial, Inc.	5,983	1,489,049
Bank of New York Mellon Corp.	41,426	2,122,254
BlackRock, Inc.	7,288	6,376,781
Cboe Global Markets, Inc. (a)	5,467	650,846
Charles Schwab Corp. (a)	77,210	5,621,660
CME Group, Inc.	18,440	3,921,819
Franklin Resources., Inc.	14,253	455,954
Intercontinental Exchange, Inc.	28,885	3,428,650
Invesco Ltd.	19,569	523,079
MarketAxess Holdings, Inc.	1,935	897,047
Moody’s Corp.	8,265	2,994,988
Morgan Stanley	76,467	7,011,259
MSCI, Inc.	4,234	2,257,061
Nasdaq, Inc.	5,901	1,037,396
Northern Trust Corp.	10,676	1,234,359
Raymond James Financial, Inc.	6,345	824,216
S&P Global, Inc.	12,374	5,078,908
State Street Corp.	17,841	1,467,958
T. Rowe Price Group, Inc.	11,636	2,303,579
The Goldman Sachs Group, Inc.	17,478	6,633,425
		56,330,288
Consumer Finance 0.7%
American Express Co.	33,411	5,520,500
Capital One Financial Corp.	23,187	3,586,797
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 29

	Shares	Value ($)
Discover Financial Services	15,811	1,870,283
Synchrony Financial	27,767	1,347,255
		12,324,835
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. “B” *	97,357	27,057,457
Insurance 1.8%
Aflac, Inc.	32,687	1,753,984
Allstate Corp.	15,385	2,006,819
American International Group, Inc.	44,021	2,095,400
Aon PLC “A” (a)	11,553	2,758,394
Arthur J. Gallagher & Co.	10,494	1,470,000
Assurant, Inc.	3,154	492,592
Chubb Ltd.	23,055	3,664,362
Cincinnati Financial Corp. (a)	7,699	897,857
Everest Re Group Ltd.	2,023	509,816
Globe Life, Inc.	4,824	459,486
Hartford Financial Services Group, Inc. (a)	18,239	1,130,271
Lincoln National Corp. (a)	9,443	593,398
Loews Corp.	11,259	615,304
Marsh & McLennan Companies, Inc.	26,204	3,686,379
MetLife, Inc.	38,179	2,285,013
Principal Financial Group, Inc. (a)	13,257	837,710
Progressive Corp.	30,249	2,970,754
Prudential Financial, Inc.	20,104	2,060,057
Travelers Companies, Inc.	12,915	1,933,505
Unum Group	10,482	297,689
W.R. Berkley Corp.	7,139	531,356
Willis Towers Watson PLC	6,619	1,522,502
		34,572,648
Health Care 12.8%
Biotechnology 1.7%
AbbVie, Inc.	90,714	10,218,025
Alexion Pharmaceuticals, Inc.*	11,298	2,075,556
Amgen, Inc.	29,520	7,195,500
Biogen, Inc.*	7,734	2,678,052
Gilead Sciences, Inc.	64,426	4,436,374
Incyte Corp.*	9,706	816,566
Regeneron Pharmaceuticals, Inc.*	5,379	3,004,387
Vertex Pharmaceuticals, Inc.*	13,291	2,679,864
		33,104,324
The accompanying notes are an integral part of the financial statements.
30 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	91,286	10,582,786
ABIOMED, Inc.*	2,371	740,013
Align Technology, Inc.*	3,687	2,252,757
Baxter International, Inc.	25,945	2,088,573
Becton, Dickinson & Co.	15,010	3,650,282
Boston Scientific Corp.* (a)	72,886	3,116,605
Danaher Corp.	32,564	8,738,875
DENTSPLY SIRONA, Inc.	11,385	720,215
DexCom, Inc.* (a)	4,981	2,126,887
Edwards Lifesciences Corp.*	31,860	3,299,740
Hologic, Inc.*	13,052	870,830
IDEXX Laboratories, Inc.*	4,371	2,760,505
Intuitive Surgical, Inc.*	6,080	5,591,411
Medtronic PLC	68,966	8,560,750
ResMed, Inc.	7,514	1,852,351
STERIS PLC (a)	4,984	1,028,199
Stryker Corp.	16,880	4,384,242
Teleflex, Inc. (a)	2,430	976,350
The Cooper Companies, Inc. (a)	2,560	1,014,451
West Pharmaceutical Services, Inc. (a)	3,819	1,371,403
Zimmer Biomet Holdings, Inc.	10,732	1,725,920
		67,453,145
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	7,675	878,711
Anthem, Inc.	12,570	4,799,226
Cardinal Health, Inc.	15,108	862,516
Centene Corp.*	30,048	2,191,401
Cigna Corp.	17,611	4,175,040
CVS Health Corp.	67,677	5,646,969
DaVita, Inc.*	3,645	438,967
HCA Healthcare, Inc.	13,474	2,785,615
Henry Schein, Inc.*	7,450	552,715
Humana, Inc.	6,619	2,930,364
Laboratory Corp. of America Holdings*	5,054	1,394,146
McKesson Corp.	8,157	1,559,945
Quest Diagnostics, Inc.	6,683	881,955
UnitedHealth Group, Inc.	48,465	19,407,324
Universal Health Services, Inc. “B”	3,956	579,277
		49,084,171
Health Care Technology 0.1%
Cerner Corp.	15,359	1,200,459
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 31

	Shares	Value ($)
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	15,594	2,304,949
Bio-Rad Laboratories, Inc. “A” * (a)	1,097	706,786
Charles River Laboratories International, Inc.*	2,593	959,203
Illumina, Inc.*	7,499	3,548,602
IQVIA Holdings, Inc.*	9,841	2,384,671
Mettler-Toledo International, Inc.* (a)	1,198	1,659,637
PerkinElmer, Inc.	5,757	888,938
Thermo Fisher Scientific, Inc.	20,166	10,173,142
Waters Corp.*	3,155	1,090,400
		23,716,328
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	114,690	7,663,586
Catalent, Inc.* (a)	8,617	931,670
Eli Lilly & Co.	40,895	9,386,220
Johnson & Johnson	135,299	22,289,157
Merck & Co., Inc.	130,040	10,113,211
Organon & Co.*	12,747	385,724
Perrigo Co. PLC (a)	6,816	312,514
Pfizer, Inc.	287,559	11,260,811
Viatris, Inc.	63,222	903,442
Zoetis, Inc.	24,382	4,543,830
		67,790,165
Industrials 8.4%
Aerospace & Defense 1.6%
Boeing Co.*	28,222	6,760,862
General Dynamics Corp.	11,768	2,215,444
Howmet Aerospace, Inc.*	19,805	682,678
Huntington Ingalls Industries, Inc. (a)	2,030	427,822
L3Harris Technologies, Inc.	10,586	2,288,164
Lockheed Martin Corp.	12,573	4,756,995
Northrop Grumman Corp.	7,695	2,796,594
Raytheon Technologies Corp.	77,803	6,637,374
Teledyne Technologies, Inc.*	2,398	1,004,354
Textron, Inc.	11,589	796,976
TransDigm Group, Inc.* (a)	2,807	1,816,943
		30,184,206
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	6,721	629,556
Expeditors International of Washington, Inc.	8,700	1,101,420
The accompanying notes are an integral part of the financial statements.
32 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
FedEx Corp.	12,541	3,741,357
United Parcel Service, Inc. “B”	37,156	7,727,333
		13,199,666
Airlines 0.3%
Alaska Air Group, Inc.*	6,220	375,128
American Airlines Group, Inc.*	33,552	711,638
Delta Air Lines, Inc.*	33,224	1,437,270
Southwest Airlines Co.* (a)	30,219	1,604,327
United Airlines Holdings, Inc.*	16,444	859,857
		4,988,220
Building Products 0.5%
A.O. Smith Corp.	6,867	494,836
Allegion PLC	4,584	638,551
Carrier Global Corp.	41,801	2,031,529
Fortune Brands Home & Security, Inc.	7,248	721,973
Johnson Controls International PLC	36,791	2,524,966
Masco Corp.	12,988	765,123
Trane Technologies PLC	12,276	2,260,503
		9,437,481
Commercial Services & Supplies 0.4%
Cintas Corp.	4,560	1,741,920
Copart, Inc.*	10,566	1,392,916
Republic Services, Inc.	10,951	1,204,719
Rollins, Inc.	11,123	380,407
Waste Management, Inc.	20,040	2,807,804
		7,527,766
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	6,740	899,251
Quanta Services, Inc.	7,110	643,952
		1,543,203
Electrical Equipment 0.6%
AMETEK, Inc.	11,989	1,600,532
Eaton Corp. PLC	20,432	3,027,614
Emerson Electric Co.	30,730	2,957,455
Generac Holdings, Inc.*	3,216	1,335,122
Rockwell Automation, Inc. (a)	5,947	1,700,961
		10,621,684
Industrial Conglomerates 1.2%
3M Co. (a)	29,853	5,929,702
General Electric Co.	450,791	6,067,647
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 33

	Shares	Value ($)
Honeywell International, Inc.	35,658	7,821,582
Roper Technologies, Inc.	5,390	2,534,378
		22,353,309
IT Services 0.0%
Leidos Holdings, Inc.	6,956	703,252
Machinery 1.6%
Caterpillar, Inc.	28,068	6,108,439
Cummins, Inc.	7,501	1,828,819
Deere & Co.	16,020	5,650,414
Dover Corp.	7,422	1,117,753
Fortive Corp.	17,627	1,229,307
IDEX Corp.	3,933	865,457
Illinois Tool Works, Inc.	14,742	3,295,721
Ingersoll Rand, Inc.*	19,356	944,766
Otis Worldwide Corp.	20,714	1,693,784
PACCAR, Inc.	17,767	1,585,705
Parker-Hannifin Corp.	6,609	2,029,690
Pentair PLC (a)	8,430	568,941
Snap-on, Inc. (a)	2,759	616,443
Stanley Black & Decker, Inc.	8,306	1,702,647
Westinghouse Air Brake Technologies Corp. (a)	9,048	744,650
Xylem, Inc.	9,209	1,104,712
		31,087,248
Professional Services 0.3%
Equifax, Inc.	6,226	1,491,189
IHS Markit Ltd.	19,313	2,175,803
Nielsen Holdings PLC (a)	18,799	463,771
Robert Half International, Inc.	5,753	511,844
Verisk Analytics, Inc.	8,302	1,450,526
		6,093,133
Road & Rail 0.9%
CSX Corp.	116,673	3,742,870
J.B. Hunt Transport Services, Inc.	4,343	707,692
Kansas City Southern	4,672	1,323,905
Norfolk Southern Corp.	12,852	3,411,049
Old Dominion Freight Line, Inc.	4,894	1,242,097
Union Pacific Corp.	34,121	7,504,231
		17,931,844
Trading Companies & Distributors 0.2%
Fastenal Co.	29,409	1,529,268
The accompanying notes are an integral part of the financial statements.
34 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
United Rentals, Inc.*	3,743	1,194,054
W.W. Grainger, Inc. (a)	2,227	975,426
		3,698,748
Information Technology 27.0%
Communications Equipment 0.8%
Arista Networks, Inc.*	2,830	1,025,337
Cisco Systems, Inc. (a)	216,526	11,475,878
F5 Networks, Inc.* (a)	3,054	570,060
Juniper Networks, Inc. (a)	16,549	452,615
Motorola Solutions, Inc.	8,698	1,886,161
		15,410,051
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	30,470	2,084,453
CDW Corp.	7,226	1,262,021
Corning, Inc.	39,664	1,622,257
IPG Photonics Corp.* (a)	1,910	402,571
Keysight Technologies, Inc.*	9,576	1,478,630
TE Connectivity Ltd.	17,031	2,302,761
Trimble, Inc.*	13,067	1,069,273
Zebra Technologies Corp. “A” * (a)	2,731	1,446,037
		11,668,003
IT Services 5.1%
Accenture PLC “A”	32,642	9,622,535
Akamai Technologies, Inc.*	8,360	974,776
Automatic Data Processing, Inc.	21,846	4,339,053
Broadridge Financial Solutions, Inc.	6,029	973,864
Cognizant Technology Solutions Corp. “A”	27,048	1,873,345
DXC Technology Co.*	13,279	517,084
Fidelity National Information Services, Inc.	31,799	4,504,964
Fiserv, Inc.* (a)	30,706	3,282,164
FleetCor Technologies, Inc.*	4,252	1,088,767
Gartner, Inc.*	4,413	1,068,829
Global Payments, Inc.	15,216	2,853,609
International Business Machines Corp. (a)	45,869	6,723,937
Jack Henry & Associates, Inc. (a)	3,794	620,357
MasterCard, Inc. “A”	44,924	16,401,303
Paychex, Inc.	16,569	1,777,854
PayPal Holdings, Inc.*	60,363	17,594,607
VeriSign, Inc.*	5,147	1,171,921
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 35

	Shares	Value ($)
Visa, Inc. “A”	86,876	20,313,346
Western Union Co. (a)	20,896	479,981
		96,182,296
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.* (a)	62,402	5,861,420
Analog Devices, Inc. (a)	19,049	3,279,476
Applied Materials, Inc.	47,248	6,728,115
Broadcom, Inc.	20,961	9,995,043
Enphase Energy, Inc.*	6,964	1,278,799
Intel Corp.	207,401	11,643,492
KLA Corp.	7,866	2,550,236
Lam Research Corp.	7,324	4,765,727
Maxim Integrated Products, Inc.	13,805	1,454,495
Microchip Technology, Inc.	13,995	2,095,611
Micron Technology, Inc.*	57,615	4,896,123
Monolithic Power Systems, Inc.	2,199	821,217
NVIDIA Corp.	32,002	25,604,800
NXP Semiconductors NV	14,145	2,909,909
Qorvo, Inc.*	5,688	1,112,857
QUALCOMM, Inc.	57,933	8,280,364
Skyworks Solutions, Inc.	8,561	1,641,572
Teradyne, Inc.	8,526	1,142,143
Texas Instruments, Inc.	47,467	9,127,904
Xilinx, Inc.	12,552	1,815,521
		107,004,824
Software 8.7%
Adobe, Inc.*	24,550	14,377,462
ANSYS, Inc.* (a)	4,466	1,549,970
Autodesk, Inc.*	11,290	3,295,551
Cadence Design Systems, Inc.*	14,379	1,967,335
Citrix Systems, Inc. (a)	6,432	754,281
Fortinet, Inc.*	6,959	1,657,564
Intuit, Inc.	14,036	6,880,026
Microsoft Corp.	386,900	104,811,210
NortonLifeLock, Inc.	29,783	810,693
Oracle Corp.	93,322	7,264,185
Paycom Software, Inc.*	2,567	933,028
PTC, Inc.*	5,347	755,317
salesforce.com, Inc.* (a)	47,559	11,617,237
ServiceNow, Inc.*	10,126	5,564,743
The accompanying notes are an integral part of the financial statements.
36 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Synopsys, Inc.*	7,818	2,156,126
Tyler Technologies, Inc.*	2,081	941,382
		165,336,110
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	805,795	110,361,683
Hewlett Packard Enterprise Co.	66,809	974,075
HP, Inc.	61,655	1,861,364
NetApp, Inc. (a)	11,403	932,994
Seagate Technology Holdings PLC (a)	10,220	898,645
Western Digital Corp.*	15,928	1,133,596
		116,162,357
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	11,413	3,283,292
Albemarle Corp.	6,066	1,021,878
Celanese Corp.	5,832	884,131
CF Industries Holdings, Inc.	10,957	563,738
Corteva, Inc.	37,818	1,677,228
Dow, Inc. (a)	38,415	2,430,901
DuPont de Nemours, Inc.	27,319	2,114,764
Eastman Chemical Co.	6,942	810,479
Ecolab, Inc.	12,822	2,640,947
FMC Corp.	6,542	707,844
International Flavors & Fragrances, Inc.	12,766	1,907,241
Linde PLC (a)	26,704	7,720,127
LyondellBasell Industries NV “A”	13,105	1,348,111
PPG Industries, Inc.	12,226	2,075,608
Sherwin-Williams Co.	12,282	3,346,231
The Mosaic Co.	17,452	556,893
		33,089,413
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,252	1,144,086
Vulcan Materials Co.	6,792	1,182,283
		2,326,369
Containers & Packaging 0.3%
Amcor PLC	78,662	901,467
Avery Dennison Corp.	4,310	906,134
Ball Corp. (a)	16,733	1,355,708
International Paper Co.	20,039	1,228,591
Packaging Corp. of America	4,907	664,506
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 37

	Shares	Value ($)
Sealed Air Corp. (a)	7,725	457,706
Westrock Co.	13,836	736,352
		6,250,464
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	75,249	2,792,491
Newmont Corp.	41,148	2,607,960
Nucor Corp.	15,469	1,483,941
		6,884,392
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	7,009	1,275,218
American Tower Corp.	23,395	6,319,925
AvalonBay Communities, Inc.	7,136	1,489,212
Boston Properties, Inc.	7,377	845,330
Crown Castle International Corp.	22,268	4,344,487
Digital Realty Trust, Inc. (a)	14,526	2,185,582
Duke Realty Corp.	18,905	895,152
Equinix, Inc.	4,612	3,701,591
Equity Residential	17,594	1,354,738
Essex Property Trust, Inc.	3,319	995,733
Extra Space Storage, Inc.	6,937	1,136,419
Federal Realty Investment Trust (a)	3,536	414,313
Healthpeak Properties, Inc.	27,175	904,656
Host Hotels & Resorts, Inc. * (a)	37,066	633,458
Iron Mountain, Inc.	15,177	642,291
Kimco Realty Corp.	22,699	473,274
Mid-America Apartment Communities, Inc.	5,807	978,015
Prologis, Inc.	37,958	4,537,120
Public Storage	7,854	2,361,619
Realty Income Corp. (a)	19,029	1,269,995
Regency Centers Corp.	8,263	529,410
SBA Communications Corp.	5,588	1,780,896
Simon Property Group, Inc.	16,847	2,198,197
UDR, Inc.	15,257	747,288
Ventas, Inc.	19,128	1,092,209
Vornado Realty Trust	7,927	369,953
Welltower, Inc.	21,354	1,774,517
Weyerhaeuser Co.	38,775	1,334,636
		46,585,234
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	17,436	1,494,788
The accompanying notes are an integral part of the financial statements.
38 |	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp. (a)	12,813	714,453
American Electric Power Co., Inc.	25,674	2,171,764
Duke Energy Corp.	39,505	3,899,934
Edison International	19,387	1,120,956
Entergy Corp.	10,285	1,025,414
Evergy, Inc.	11,699	706,970
Eversource Energy	17,735	1,423,056
Exelon Corp. (a)	49,989	2,215,013
FirstEnergy Corp.	27,924	1,039,052
NextEra Energy, Inc.	100,728	7,381,348
NRG Energy, Inc.	12,513	504,274
Pinnacle West Capital Corp.	5,708	467,885
PPL Corp.	39,344	1,100,452
Southern Co.	54,598	3,303,725
Xcel Energy, Inc.	27,614	1,819,210
		28,893,506
Gas Utilities 0.0%
Atmos Energy Corp.	6,685	642,495
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	34,606	902,178
Multi-Utilities 0.7%
Ameren Corp.	13,115	1,049,725
CenterPoint Energy, Inc. (a)	29,722	728,783
CMS Energy Corp.	15,147	894,885
Consolidated Edison, Inc.	17,462	1,252,375
Dominion Energy, Inc.	41,574	3,058,599
DTE Energy Co.	9,859	1,277,726
NiSource, Inc.	19,694	482,503
Public Service Enterprise Group, Inc.	25,806	1,541,651
Sempra Energy	16,159	2,140,744
WEC Energy Group, Inc. (a)	16,346	1,453,977
		13,880,968
Water Utilities 0.1%
American Water Works Co., Inc. (a)	9,368	1,443,890
Total Common Stocks (Cost $464,485,204)		1,866,005,237

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 39

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.098% (b), 7/15/2021 (c) (Cost $2,659,938)	2,660,000	2,659,953
	Shares	Value ($)
Securities Lending Collateral 8.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (d) (e) (Cost $158,370,607)	158,370,607	158,370,607
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.02% (d) (Cost $25,260,630)	25,260,630	25,260,630
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $650,776,379)	108.3	2,052,296,427
Other Assets and Liabilities, Net	(8.3)	(157,407,980)
Net Assets	100.0	1,894,888,447
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 8.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (d) (e)
2,228,289	156,142,318 (f)	—	—	—	15,040	—	158,370,607	158,370,607
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.02% (d)
26,880,974	93,791,049	95,411,393	—	—	2,479	—	25,260,630	25,260,630
29,109,263	249,933,367	95,411,393	—	—	17,519	—	183,631,237	183,631,237
*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.
40 |	Deutsche DWS Equity 500 Index Portfolio

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $155,489,053, which is 8.2% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
At June 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/17/2021	131	27,547,811	28,090,330	542,519
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 41

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,866,005,237	$ —	$—	$1,866,005,237
Government & Agency Obligations	—	2,659,953	—	2,659,953
Short-Term Investments (a)	183,631,237	—	—	183,631,237
Derivatives (b)
Futures Contracts	542,519	—	—	542,519
Total	$2,050,178,993	$2,659,953	$ —	$2,052,838,946
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.
42 |	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $467,145,142) — including $155,489,053 of securities loaned	$ 1,868,665,190
Investment in DWS Government & Agency Securities Portfolio (cost $158,370,607)*	158,370,607
Investment in DWS Central Cash Management Government Fund (cost $25,260,630)	25,260,630
Cash	6,350
Dividends receivable	1,069,706
Interest receivable	5,782
Receivable for variation margin on futures contracts	43,278
Other assets	16,805
Total assets	2,053,438,348
Liabilities
Payable upon return of securities loaned	158,370,607
Accrued management fee	76,893
Accrued Trustees' fees	5,645
Other accrued expenses and payables	96,756
Total liabilities	158,549,901
Net assets, at value	$ 1,894,888,447
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 43

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $64,693)	$ 12,853,606
Interest	638
Income distributions — DWS Central Cash Management Government Fund	2,479
Securities lending income, net of borrower rebates	15,040
Total income	12,871,763
Expenses:
Management fee	444,816
Administration fee	266,890
Custodian fee	12,070
Professional fees	43,819
Reports to shareholders	10,498
Trustees' fees and expenses	41,404
Other	41,840
Total expenses	861,337
Net investment income	12,010,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	59,126,189
Futures	4,291,161
63,417,350
Change in net unrealized appreciation (depreciation) on:
Investments	178,438,190
Futures	(24,538)
178,413,652
Net gain (loss)	241,831,002
Net increase (decrease) in net assets resulting from operations	$ 253,841,428
The accompanying notes are an integral part of the financial statements.
44 |	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2021	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 12,010,426	$ 27,700,804
Net realized gain (loss)	63,417,350	151,111,582
Change in net unrealized appreciation (depreciation)	178,413,652	88,950,111
Net increase (decrease) in net assets resulting from operations	253,841,428	267,762,497
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	17,005,984	62,270,039
Value of capital withdrawn	(106,093,588)	(292,415,144)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(89,087,604)	(230,145,105)
Increase (decrease) in net assets	164,753,824	37,617,392
Net assets at beginning of period	1,730,134,623	1,692,517,231
Net assets at end of period	$1,894,888,447	$1,730,134,623

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Equity 500 Index Portfolio	| 45

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,895	1,730	1,693	1,457	1,788	1,689
Ratio of expenses (%)	.10 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.35 *	1.76	1.93	1.90	1.93	2.14
Portfolio turnover rate (%)	1 **	4	3	3	6	3
Total investment return (%)[a]	15.19 **	18.15	31.34	(4.09) [b]	21.62	11.75
[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.
46 |	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2021, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 66% and 34%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked
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quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash and/or U.S. Treasury Securities
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having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Portfolio had securities on loan which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $683,853,597. The net unrealized appreciation for all investments based on tax cost was $1,368,442,830. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,415,944,845 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $47,502,015.
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The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.	Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2021, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
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Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2021, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $28,090,000 to $33,525,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2021 presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$ 542,519
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 4,291,161
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (24,538)
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on futures
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C.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $17,205,152 and $87,826,691, respectively.
D.	Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”  ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $266,890, of which $46,136 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2021, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,510, of which $470 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund
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maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.
E.	Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2021.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
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Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2020. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
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In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to
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address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Institutional Class shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage
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any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to
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the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
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Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
60 |	DWS Equity 500 Index Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615
DWS Equity 500 Index Fund	| 61

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

62 |	Deutsche DWS Equity 500 Index Portfolio

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
Deutsche DWS Equity 500 Index Portfolio	| 63

DE500-3
(R-028288-10 8/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/27/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/27/2021